Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 12,121	$ 9,146
Restricted cash, current	2,525	618
Accounts receivable, net of allowance for doubtful accounts	3,770	7,620
Notes receivable from related parties	0	8
Inventories	2,787	4,186
Contract assets	15	0
Prepaid expenses	690	521
Deferred charges, current	207	184
Current assets held for sale	0	8,916
Other current assets	1,469	919
Total current assets	23,584	32,118
Noncurrent assets
Restricted cash, noncurrent	2,000	0
Notes receivable, noncurrent	23	0
Equity securities, at fair value	756	857
Deferred income tax assets	6	8
Deferred tax credits	2,488	2,541
Property, plant and equipment net of accumulated depreciation	1,801	2,370
Intangible assets, net of accumulated amortization	600	1,132
Finance lease right-of-use assets	289	0
Operating lease right-of-use assets	2,780	0
Goodwill	8,317	8,317
Deferred charges, noncurrent	30	214
Equity securities, at cost	7,000	7,000
Noncurrent assets held for sale	0	23,744
Other noncurrent assets	230	152
Total noncurrent assets	26,320	46,335
TOTAL ASSETS	49,904	78,453
Current Liabilities
Accounts payable	10,713	12,917
Notes payable	4,104	6,797
Convertible note payable, current	3,226	0
Deferred revenue, current	89	91
Current portion of obligations under finance lease liabilities	103	0
Current portion of obligations under operating lease liabilities	556	0
Income tax payable	11	9
Derivative liabilities	44	0
Current liabilities held for sale	0	14,085
Other current liabilities	1,304	976
Total current liabilities	20,150	34,875
Noncurrent liabilities
Convertible note payable, noncurrent	0	23,940
Deferred revenue, noncurrent	10	9
Finance lease liabilities, noncurrent	169	0
Operating lease liabilities, noncurrent	2,223	0
Employee benefit plan obligation	6,880	4,465
Other deferred tax liabilities	25	4
Noncurrent liabilities held for sale	0	8,590
Other noncurrent liabilities	3	2,595
Total noncurrent liabilities	9,310	39,603
TOTAL LIABILITIES	29,460	74,478
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY
Common stock	$ 1,875	$ 1,872
Share subscription in progress	6	0
Treasury stock, at cost (1,202,191 and 2,088,061 shares held)	$ (1,288)	$ (1,139)
Additional paid-in capital	212,036	201,373
Accumulated other comprehensive income / (loss)	(1,453)	100
Accumulated deficit	(189,161)	(197,348)
Total shareholders' equity (deficit) attributable to WISeKey shareholders	22,015	4,858
Noncontrolling interests in consolidated subsidiaries	(1,571)	(883)
Total shareholders'equity	20,444	3,975
TOTAL LIABILITIES AND EQUITY	49,904	78,453
Common Stock - Class A
SHAREHOLDERS' EQUITY
Common stock	400	400
Common Stock - Class B
SHAREHOLDERS' EQUITY
Common stock	$ 1,475	$ 1,472